Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

3M Company	     Common    88579Y101    103788   1414781  SH          Sole
American Express     Common    025816109    127849   2225787  SH          Sole
Amgen Inc.           Common    031162100    162845   2043990  SH          Sole
Bed Bath & Beyond    Common    075896100     88395   2199975  SH	  Sole
Bershire Hathaway A  Common    084670108      6724 	  82  SH          Sole
Bershire Hathaway B  Common    084670207     53590     19623  SH          Sole
Cisco Sys Inc        Common    17275R102    119252   6654699  SH          Sole
Coca-Cola CO         Common    191216100     60094   1391382  SH          Sole
Dell Computer Corp.  Common    24702R101    105622   3088365  SH          Sole
Harley-Davidson Inc. Common    412822108     59695   1232346  SH	  Sole
Johnson & Johnson    Common    478160104    134240   2121359  SH          Sole
McGraw Hill          Common    580645109    126068   2624224  SH          Sole
Medtronic Inc.       Common    585055106    173501   3235747  SH          Sole
Microsoft Corp.      Common    594918104    130981   5090576  SH          Sole
Oracle Corp	     Common    68389X105    107927   8703790  SH          Sole
Pepsico Inc          Common    713448108    144992   2556722  SH          Sole
Pfizer Inc           Common    717081103     87850   3518241  SH          Sole
The Hershey Company  Common    427866108     84756   1505168  SH          Sole
UPS CL B             Common    911312106    101892   1473912  SH          Sole